Constrained Capital ESG Orphans ETF

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 24.2%
The Boeing Co. (1)	499	$95,055
Curtiss-Wright Corp.	33	5,511
General Dynamics Corp.	207	51,359
L3Harris Technologies, Inc.	173	36,020
Lockheed Martin Corp.	233	113,352
Northrop Grumman Corp.	125	68,201
Raytheon Technologies Corp.	1,258	126,957
Spirit AeroSystems Holdings, Inc.	72	2,131
		498,586
Agriculture - 13.6%
Altria Group, Inc.	1,605	73,365
British American Tobacco PLC	1,890	75,562
Philip Morris International, Inc.	1,309	132,484
		281,411
Beverages - 10.5%
Anheuser-Busch InBev SA/NV	1,415	84,957
Brown-Forman Corp. - Class B	248	16,289
Constellation Brands, Inc. - Class A	118	27,346
Diageo PLC	456	81,255
Molson Coors Brewing Co. - Class B	149	7,676
		217,523
Electric - 23.4%
American Electric Power Co., Inc.	381	36,176
Consolidated Edison, Inc.	256	24,399
Dominion Energy, Inc.	584	35,811
Duke Energy Corp.	564	58,086
Eversource Energy	246	20,625
Exelon Corp.	719	31,082
NextEra Energy, Inc.	1,406	117,542
Public Service Enterprise Group, Inc.	359	21,996
Sempra Energy	234	36,162
The Southern Co.	750	53,557
WEC Energy Group, Inc.	226	21,190
Xcel Energy, Inc.	387	27,133
		483,759
Entertainment - 1.0%
Caesars Entertainment, Inc. (1)	161	6,698
Churchill Downs, Inc.	29	6,131
Light & Wonder, Inc. (1)	77	4,512
Penn Entertainment, Inc. (1)	131	3,891
		21,232
Lodging - 1.5%
Boyd Gaming Corp.	65	3,544
Las Vegas Sands Corp. (1)	242	11,633
MGM Resorts International	273	9,154
Wynn Resorts Ltd. (1)	75	6,185
		30,516
Miscellaneous Manufacturers - 1.1%
Axon Enterprise, Inc. (1)	55	9,126
Textron, Inc.	178	12,602
		21,728
Oil & Gas - 24.3%
Chevron Corp.	690	123,848
ConocoPhillips	466	54,988
Devon Energy Corp.	229	14,086
Diamondback Energy, Inc.	64	8,754
EOG Resources, Inc.	205	26,552
Exxon Mobil Corp.	1,495	164,898
Hess Corp.	97	13,757
Marathon Petroleum Corp.	187	21,765
Occidental Petroleum Corp.	314	19,779
Phillips 66	169	17,589
Pioneer Natural Resources Co.	80	18,271
Valero Energy Corp.	137	17,380
		501,667
Total Common Stocks
(Cost $2,007,741)		2,056,422

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.100% (2)	4,063	4,063
Total Short-Term Investments
(Cost $4,063)		4,063

Total Investments in Securities - 99.8%
(Cost $2,011,804)		2,060,485
Other Assets in Excess of Liabilities - 0.2%		4,186
Total Net Assets - 100.0%		$2,064,671

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Constrained Capital ESG Orphans ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,056,422	$–	$–	$2,056,422
Short-Term Investments	4,063	-	-	4,063
Total Investments in Securities	$2,060,485	$–	$–	$2,060,485

(1) See Schedule of Investments for the industry breakout.